Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Foreign currency items	$ 1,486	$ 3,354	$ 4,556
Current-period change, Foreign currency items	(1,555)	(1,868)	(1,202)
Ending balance, Foreign currency items	(69)	1,486	3,354
Beginning balance, Defined benefit pension plans	(853)	(849)	(461)
Current-period change, Defined benefit pension plans	(110)	(4)	(388)
Ending balance, Defined benefit pension plans	(963)	(853)	(849)
Beginning balance, Accumulated other comprehensive income (loss)	633	2,505	4,095
Current-period change, Accumulated other comprehensive income (loss)	(1,665)	(1,872)	(1,590)
Ending balance, Accumulated other comprehensive income (loss)	$ (1,032)	$ 633	$ 2,505